SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Leases
Right-of-use assets	$ 711,458	$ 598,508
Lease liabilities - current	438,011	429,687
Lease liabilities - non-current	286,759	182,380
Total lease liabilities	$ 724,770	$ 612,067